UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Empirical Wealth Management, LLC
Address: 9755 SW Barnes Road Suite 210
         Portland, OR  97225

13F File Number:  028-13322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Melissa McDermott
Title:     Chief Compliance Officer
Phone:     503-808-9005

Signature, Place, and Date of Signing:

 /s/ Melissa McDermott     Portland, OR     August 16, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $60,527 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794     9532   344838 SH       SOLE                        0        0   344838
BLUE NILE INC                  COM              09578R103      476    10100 SH       SOLE                        0        0    10100
COTT CORP QUE                  COM              22163N106      127    21800 SH       SOLE                        0        0    21800
INTEL CORP                     COM              458140100      210    10792 SH       SOLE                        0        0    10792
ISHARES TR                     MSCI SMALL CAP   464288273      489    15045 SH       SOLE                        0        0    15045
ISHARES TR                     RSSL MCRCP IDX   464288869     2395    61191 SH       SOLE                        0        0    61191
ISHARES TR                     S&P DEV EX-US    464288422      695    25714 SH       SOLE                        0        0    25714
ISHARES TR INDEX               MSCI EAFE IDX    464287465     1233    26512 SH       SOLE                        0        0    26512
ISHARES TR INDEX               MSCI EMERG MKT   464287234      336     8995 SH       SOLE                        0        0     8995
LSI CORPORATION                COM              502161102      106    23040 SH       SOLE                        0        0    23040
MICROSOFT CORP                 COM              594918104      881    38287 SH       SOLE                        0        0    38287
NATIONAL BEVERAGE CORP         COM              635017106      188    15283 SH       SOLE                        0        0    15283
PROCTER & GAMBLE CO            COM              742718109      345     5752 SH       SOLE                        0        0     5752
SCHWAB STRATEGIC TR            INTL EQTY ETF    808524805      308    13827 SH       SOLE                        0        0    13827
SCHWAB STRATEGIC TR            US LRG CAP ETF   808524201    10367   424174 SH       SOLE                        0        0   424174
SPDR INDEX SHS FDS             DJ GLB RL ES ETF 78463X749      498    16255 SH       SOLE                        0        0    16255
SPDR SERIES TRUST              DJ REIT ETF      78464A607      749    14676 SH       SOLE                        0        0    14676
VANGUARD INDEX FDS             LARGE CAP ETF    922908637    12507   266730 SH       SOLE                        0        0   266730
VANGUARD INDEX FDS             REIT ETF         922908553     4906   105534 SH       SOLE                        0        0   105534
VANGUARD INDEX FDS             STK MRK ETF      922908769     3244    61729 SH       SOLE                        0        0    61729
VANGUARD INDEX FDS             VALUE ETF        922908744      410     9176 SH       SOLE                        0        0     9176
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     4629   121838 SH       SOLE                        0        0   121838
VANGUARD INTL EQUITY INDEX F   TT WRLD ST ETF   922042742     1200    30922 SH       SOLE                        0        0    30922
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     4696   160614 SH       SOLE                        0        0   160614